1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Marketable Debt Securities (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Marketable Debt Securities:

Marketable Debt Securities:

Management has designated a significant portion of the Company’s investment securities held in the Company's investment portfolio at December 31, 2021 and 2020 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss) included in the consolidated statements of comprehensive income (loss).  Gains and losses on sales of securities designated as available-for-sale are determined based on the specific identification method.